     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 13, 2004.

                       SECURITIES ACT FILE NO. 333-______

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                _________________

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [_]

                        POST-EFFECTIVE AMENDMENT NO. [_]

                       SMITH BARNEY ALLOCATION SERIES INC.
             (FORMERLY SMITH BARNEY CONCERT ALLOCATION SERIES INC.)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      125 BROAD STREET, NEW YORK, NY 10004
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 1-800-451-2010
                  (REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

                               R. JAY GERKEN SMITH
                          BARNEY ALLOCATION SERIES INC.
                          399 PARK AVENUE, 4/TH/ FLOOR
                               NEW YORK, NY 10022
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH COPIES TO:

       BURTON M. LEIBERT, ESQ.                          R. JAY GERKEN
         MARY C. CARTY, ESQ.                   SMITH BARNEY FUND MANAGEMENT LLC
    WILLKIE FARR & GALLAGHER LLP                 399 PARK AVENUE, 4/TH/ FLOOR
         787 SEVENTH AVENUE                           NEW YORK, NY 10022
       NEW YORK, NY 10019-6099

         APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Registrant proposes that the Registration Statement become effective May 12, 2004 pursuant to Rule 488 under the Securities Act of 1933, as amended.

                      TITLE OF SECURITIES BEING REGISTERED:
  Class A, Class B and Class L shares of common stock ($.001 par value) of the
                                   Registrant
                                _________________

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).


================================================================================

                                    PART A

            INFORMATION REQUIRED IN THE PROSPECTUS/PROXY STATEMENT

                      SMITH BARNEY ALLOCATION SERIES INC.

                               125 Broad Street
                           New York, New York 10004

                               Global Portfolio

                                                                   May   , 2004

Dear Shareholders:

   You are being asked to vote on a Plan of Reorganization whereby all of the assets of Global Portfolio (the "Acquired Fund") would be transferred in a tax-free reorganization to High Growth Portfolio (the "Acquiring Fund"), both series of Smith Barney Allocation Series Inc. ("Allocation Series"), in exchange for shares of the common stock of the Acquiring Fund. If the Plan of Reorganization is approved and consummated, you would no longer be a shareholder of the Acquired Fund, but would become a holder of Class A, Class B or Class C* shares of common stock, as applicable, of the Acquiring Fund, which has the identical investment objective as, and similar investment policies to, your Fund. Each Fund is a "fund of funds," meaning it invests in other mutual funds rather than directly in portfolio securities.

   SMITH BARNEY FUND MANAGEMENT LLC HAS AGREED TO PAY ALL EXPENSES OF THE REORGANIZATION SO THAT SHAREHOLDERS WILL NOT BEAR THESE COSTS.

   AFTER CAREFUL REVIEW, THE BOARD OF DIRECTORS (THE "BOARD") OF ALLOCATION SERIES HAS APPROVED THE PROPOSED REORGANIZATION. THE BOARD BELIEVES THAT THE PROPOSAL SET FORTH IN THE NOTICE OF MEETING IS IMPORTANT AND RECOMMENDS THAT YOU READ THE ENCLOSED MATERIALS CAREFULLY AND THEN VOTE FOR THE PROPOSAL.

   Your vote is important. PLEASE TAKE A MOMENT TO SIGN THE PROXY CARD AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. For more
information, please call 1-800-   -    . If you prefer, you can fax the proxy
card (both sides) to 1-800-      ; vote by telephone by calling 1-800-
using the xx-digit control number located on your proxy card; or vote through the Internet by using the Internet address located on your proxy card and following the instructions on the site. The Acquired Fund may also solicit proxies from shareholders by letter or telephone. Voting by fax, telephone or through the Internet will reduce the time and costs associated with the proxy solicitation. When the Acquired Fund records proxies by telephone, by fax or through the Internet, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

--------
* Effective April 29, 2004, each Fund's Class L shares have been redesignated Class C shares.

   Whichever voting method you choose, please read the full text of the accompanying Prospectus/Proxy Statement before you vote.

                                          Respectfully,

                                          /s/   R. JAY GERKEN
                                          ______________________________________
                                          R. Jay Gerken
                                          Chairman of the Board and
                                            Chief Executive Officer
                                            Smith Barney Allocation Series Inc.

   WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE TO ENSURE A QUORUM AT THE MEETING (UNLESS YOU ARE VOTING BY TELEPHONE, BY FAX OR THROUGH THE INTERNET). YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                      SMITH BARNEY ALLOCATION SERIES INC.

                               Global Portfolio

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

   Please take notice that a Special Meeting of Shareholders (the "Special Meeting") of Smith Barney Allocation Series Inc. (the "Corporation"), on behalf of its series, Global Portfolio (the "Fund"), will be held at the offices of Citigroup Asset Management, the Citigroup Center, 153 E. 53rd Street, 14th
Floor, New York, New York 10022, on July 14, 2004, at      a.m./p.m., Eastern
time, for the following purposes:

PROPOSAL 1: To approve the Corporation's Plan of Reorganization providing for (i) the acquisition of all of the assets and liabilities of the Fund by High Growth Portfolio (the "Acquiring
            Fund"), also a series of the Corporation, (ii) the amendment of the Corporation's Charter reclassifying all Class A, Class B, Class C, Class Y and Class Z shares of the Acquired
            Fund as Class A, Class B, Class C, Class Y and Class Z shares of the Acquiring Fund and
            (iii) the accomplishment of the reclassification by the issuance of Class A, Class B or
            Class C shares, as applicable, of the Acquiring Fund to shareholders of the Acquired Fund.

PROPOSAL 2: To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

   The appointed proxies will vote in their discretion on any other business as may properly come before the Special Meeting or any adjournments thereof.

   Holders of record of shares of the Acquired Fund at the close of business on May 5, 2004 are entitled to vote at the Special Meeting and at any adjournments thereof.

   It is necessary that you complete, sign and return your proxy card (unless you are voting by telephone, by fax or through the Internet) if you wish to vote shares attributable to your account in the Fund.

   If the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal and will vote against any such adjournment those proxies to be voted against the Proposal. For more information, please call
            , the Acquired Fund's proxy solicitor, at 1-800-   -    .

                                          By Order of the Board of Directors

                                          /s/  ROBERT I. FRENKEL
                                          ______________________________________
                                          Robert I. Frenkel
                                          Secretary

May 17, 2004

   IMPORTANT--WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN THE CARD IN THE ENCLOSED ADDRESSED ENVELOPE (UNLESS YOU ARE VOTING BY TELEPHONE, BY FAX OR THROUGH THE INTERNET) WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE. YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO ENSURE A QUORUM AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE SPECIAL MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE TO DO SO.

INSTRUCTIONS FOR SIGNING THE PROXY CARD

   The following general rules for signing the proxy card may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

            Registration                  Valid Signature
            ------------                  ---------------
            CORPORATE ACCOUNTS
               (1) ABC Corp.............. ABC Corp.
               (2) ABC Corp.............. John Doe, Treasurer
               (3) ABC Corp..............
                   c/o John Doe,
                     Treasurer            John Doe
               (4) ABC Corp. Profit
                 Sharing Plan............ John Doe, Trustee

            TRUST ACCOUNTS
               (1) ABC Trust............. Jane B. Doe, Trustee
               (2) Jane B. Doe,
                 Trustee.................
                   u/t/d 12/28/78         Jane B. Doe

            CUSTODIAL OR ESTATE
              ACCOUNTS
               (1) John B. Smith,
                 Cust....................
                   f/b/o John B.
                     Smith, Jr. UGMA      John B. Smith
               (2) Estate of John B.      John B. Smith Jr.,
                 Smith................... Executor

                               TABLE OF CONTENTS

  PROPOSAL: APPROVAL OF PLAN OF REORGANIZATION............................  4
  SYNOPSIS................................................................  4
  INVESTMENT OBJECTIVE AND POLICIES OF THE ACQUIRING FUND AND THE ACQUIRED
    FUND..................................................................  7
  INVESTMENT MANAGEMENT FEES AND EXPENSES................................. 10
  DISTRIBUTION OF SHARES.................................................. 12
  PURCHASE, REDEMPTION AND EXCHANGE INFORMATION........................... 13
  DIVIDENDS AND OTHER DISTRIBUTIONS....................................... 13
  TAX CONSEQUENCES........................................................ 13
  PRINCIPAL INVESTMENTS AND RISK FACTORS.................................. 13
  THE PROPOSED REORGANIZATION............................................. 18
  REASONS FOR THE PROPOSED REORGANIZATION................................. 19
  DESCRIPTION OF THE SECURITIES TO BE ISSUED.............................. 20
  FEDERAL INCOME TAX CONSEQUENCES......................................... 21
  TERMINATION OF SERIES................................................... 22
  PORTFOLIO SECURITIES.................................................... 22
  PORTFOLIO TURNOVER...................................................... 22
  CAPITALIZATION AND PERFORMANCE.......................................... 23
  OTHER INFORMATION....................................................... 27
  ADDITIONAL INFORMATION ABOUT THE FUNDS.................................. 28
  ADDITIONAL INFORMATION.................................................. 28

ADDITIONAL MATERIALS

   The following additional materials, which have been incorporated by
reference into the Statement of Additional Information dated May   , 2004
relating to this Prospectus/Proxy Statement and the Reorganization, will be sent to all shareholders of the Acquired Fund requesting a copy of such Statement of Additional Information.

    1. The Statement of Additional Information for the Acquiring Fund and the Acquired Fund, dated May 30, 2003.

    2. Annual Reports of the Acquiring Fund and the Acquired Fund for the year ended January 31, 2004.

            Questions and Answers Concerning the Combination of the
             Global Portfolio (the "Acquired Fund") with and into
                           the High Growth Portfolio
    (the "Acquiring Fund" and together with the Acquired Fund, the "Funds")

   The enclosed materials include a combined Prospectus/Proxy Statement containing information you need to make a more informed decision. However, we thought it would also be helpful for you to have, at the start, answers to some of the important questions you might have about the proposed reorganization.

   We hope you find these explanations useful as you review your materials before voting. For more detailed information about the proposed reorganization, please refer to the enclosed Prospectus/Proxy Statement.

What will happen to my shares if the proposed reorganization is approved?

   You will become a shareholder of High Growth Portfolio, the Acquiring Fund, on or about July 23, 2004 and will no longer be a shareholder of Global Portfolio, the Acquired Fund, which will be terminated pursuant to the proposed reorganization. You will own Class A, Class B or Class C* shares, as applicable, of common stock of the Acquiring Fund with a total net asset value equal to the total net asset value of your Class A, Class B or Class C shares, respectively, of common stock of the Acquired Fund at the time of the closing of the reorganization.

   If the reorganization is approved and you do not wish to become a shareholder of the Acquiring Fund, you may redeem your shares of the Acquired Fund prior to the closing of the reorganization. Please note that any redemption will be subject to any applicable deferred sales charges and will result in a taxable event for federal income tax purposes.

   For those shareholders who have elected to have their dividends reinvested, dividends will continue to be reinvested automatically, unless otherwise directed by such shareholder, until the closing of the reorganization.

   As a shareholder of the Acquiring Fund, you will also be able to exchange into the same class of other Smith Barney mutual funds at net asset value, provided that the other Smith Barney fund offers the relevant class of shares and subject to any other applicable requirements. You should read the prospectus before you invest in any Smith Barney fund.

Do the Funds have similar investment objectives and policies?

   The investment objective of both Funds is capital appreciation. Each Fund is a "fund of funds," which means that it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds are open-end funds managed by Smith Barney Fund Management LLC ("SBFM"), the Funds' investment manager, or its affiliates and have investment goals similar, but not identical to, those of the Funds. Although both Funds share identical target ranges of 80-100% for equity funds and 0-20% for fixed income funds, the target allocations of the Funds differ slightly, with the Acquired Fund normally allocating 100% of its assets to equity funds and the Acquiring Fund normally allocating 90% of its assets to equity funds and the remaining 10% to fixed income funds.

   The Acquiring Fund invests primarily in Smith Barney equity funds. The portfolio manager tends to emphasize underlying funds that focus on smaller cap, higher growth companies. However, the Acquiring Fund can invest in underlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield funds. The Acquiring Fund may also allocate a portion of its assets to underlying funds that invest primarily in debt securities.

   The Acquired Fund invests primarily in Smith Barney global, international and U.S. equity funds. The portfolio manager tends to emphasize a mix of underlying funds that together reflect a broad range of U.S. and

--------
* Effective April 29, 2004, each Fund's Class L shares have been redesignated as Class C shares.

international equity investments. The Acquired Fund can invest in underlying funds that have a range of investment styles and focuses. Under normal market conditions, the Acquired Fund allocates all of its assets to funds that invest primarily in equity securities.

   For additional information regarding similarities and differences between the two Funds, please refer to the enclosed Prospectus/Proxy Statement.

What are the key reasons for the reorganization?

   The reorganization is being contemplated because the total assets of the Acquired Fund are significantly smaller than the total assets of the Acquiring Fund and can be managed in a more economically feasible manner if the proposed reorganization is consummated. The larger combined asset base may produce portfolio management benefits, such as increased economic and other efficiencies for the Acquired Fund, following the proposed reorganization.

   In addition, the Acquiring Fund, which has a slightly better one-year, five-year and since inception performance record than the Acquired Fund, has a broader investment strategy. Although the Acquiring Fund is not precluded from investing in international funds, it is expected that there will be less international investing through the underlying funds in which each Fund invests in the combined Fund than in the Acquired Fund.

   In addition to the proposed reorganization, as approved by the Board of Directors of Smith Barney Allocation Series Inc. ("Allocation Series"), of which each Fund is a series, and as part of its overall restructuring of its allocations, SBFM intends to make a series of changes to the current allocations of the underlying funds in which each series of Allocation Series invests. The allocations of the Conservative, Balanced, Growth and High Growth Portfolios of Allocation Series would be altered so that the number of underlying funds in each series would be reduced to four equity funds and one fixed income fund over the coming months. The main purpose of the reallocations is to eliminate the current duplication of investment style of the underlying funds, simplify the structure and increase reliance on those funds where SBFM has a record of strong performance and adding value. The reorganization is being proposed as part of the effort to advance these purposes. You are being asked to vote only on the proposed reorganization, not on the reallocations.

What are the tax consequences of the proposed reorganization?

   The proposed reorganization will generally not be a taxable event. Shareholders will not recognize gain or loss as a direct result of the proposed reorganization.

Will I enjoy the same privileges as a shareholder of the Acquiring Fund that I currently have as a shareholder of the Acquired Fund?

   You will continue to enjoy the same shareholder privileges, such as dividend reinvestment and access to professional service representatives.

   Upon completion of the reorganization, each shareholder of the Acquired Fund will own that number of full and fractional Class A, Class B or Class C shares, as applicable, of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's Class A, Class B or Class C shares held in the Acquired Fund as of the close of business on the Closing Date (as defined in the Prospectus/Proxy

Statement). Each Acquired Fund shareholder's account with the Acquiring Fund will be substantially similar in all material respects to the account currently maintained by the Acquired Fund's sub-transfer agent for such shareholder. Some of the outstanding shares of common stock of the Acquired Fund are represented by physical certificates; however, in the interests of economy and convenience, shares of the Acquiring Fund generally are not represented by physical certificates, and shares of the Acquiring Fund issued to Acquired Fund shareholders similarly will be in uncertificated form.

How does the Board of Directors recommend I vote?

   The Board recommends that you vote FOR the reorganization. The Board believes the reorganization is in the best interest of the Acquired Fund and its shareholders.

How can I vote my shares?

   Please choose one of the following options to vote your shares:

  .   By mail, with the enclosed proxy card;

  . By telephone, with a toll-free call to the telephone number that appears on your proxy card or, if no toll-free telephone number appears on your
      proxy card,            at           ;

  .   By faxing the enclosed proxy card to           , Attn.:           , at
                ;

  . Through the Internet, by using the Internet address located on your proxy card and following the instructions on the site; or

  .   In person at the Special Meeting.

Why is my vote important?

   Shareholders have a responsibility to vote on important matters affecting their Fund investments. No matter how many shares you own, your vote--and its timeliness--are also important. Please complete, sign and return the enclosed proxy card today! Or, you may vote by telephone, by fax or through the Internet.

   Please note if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the Proposal. Thank you in advance for your vote.

The information in this Prospectus/Proxy Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Proxy Statement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                  SUBJECT TO COMPLETION, DATED APRIL 13, 2004

                          PROSPECTUS/PROXY STATEMENT

                               125 Broad Street
                           New York, New York 10004
                                1-800-451-2010

                                 May   , 2004

                      RELATING TO THE ACQUISITION BY THE
                 HIGH GROWTH PORTFOLIO (THE "ACQUIRING FUND"),
     A SERIES OF SMITH BARNEY ALLOCATION SERIES INC. ("ALLOCATION SERIES")
           OF THE ASSETS OF GLOBAL PORTFOLIO (THE "ACQUIRED FUND"),
                      ALSO A SERIES OF ALLOCATION SERIES.

   General. This Prospectus/Proxy Statement is furnished to shareholders of the Acquired Fund in connection with a proposed reorganization in which all of the assets of the Acquired Fund would be acquired by the Acquiring Fund, in exchange solely for voting shares of the common stock of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund (the "Reorganization"). The Reorganization will be accomplished pursuant to an amendment to the Allocation Series' Charter that will reclassify Class A, Class B, Class C, Class Y and Class Z shares of the Acquired Fund into Class A, Class B, Class C, Class Y and Class Z shares of the Acquiring Fund. As a result of the Reorganization, each shareholder of the Acquired Fund would own that number of full and fractional Class A, Class B or Class C shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's Class A, Class B or Class C shares of the Acquired Fund held as of the close of business on the Closing Date (as defined herein) of the Reorganization. Shareholders of the Acquired Fund are being asked to vote on a Plan of Reorganization pursuant to which such transactions, as described more fully below, would be consummated.

   This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquiring Fund, see the prospectus for the Acquiring Fund, dated May 30, 2003, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Prospectus/Proxy Statement is also accompanied by the Acquiring Fund's annual report to shareholders for the year ended January 31, 2004 which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Acquired Fund, see the prospectus for the Acquired Fund, dated May 30, 2003 and the annual report to shareholders for the year ended January 31, 2004, each of which is incorporated herein by reference and a copy of which may be obtained without charge by writing to Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004, or by calling toll-free 1-800-451-2010. No person has been authorized to give any information or to make any representations other than those contained in this combined Prospectus/Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   A Statement of Additional Information of the Acquired Fund and the Acquiring
Fund dated May   , 2004 containing additional information about the
Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of the Statement of Additional Information is available upon request and without charge by writing to or calling Smith Barney Mutual Funds at the address or phone number listed above. Shareholder inquiries regarding the Acquired Fund or the Acquiring Fund may also be made by calling the phone number listed above. The information contained herein concerning each of the Funds has been provided by, and is included herein in reliance upon, Allocation Series.

   Both the Acquiring Fund and the Acquired Fund are non-diversified series of Allocation Series, an open-end management investment company organized as a Maryland corporation. The investment objective of both Funds is capital appreciation. Each Fund is a "fund of funds," which means that it invests in other mutual funds rather than directly in portfolio securities. The Acquiring Fund invests primarily in Smith Barney equity funds. The Acquired Fund invests primarily in Smith Barney global, international and U.S. equity funds.

                               -----------------

   In the description of the proposal discussed in this Prospectus/Proxy Statement ("Proposal 1") below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Fund whose proxy statement this is. The Acquired Fund and the Acquiring Fund may each be referred to as a "Fund" and may also be referred to collectively as the "Funds." In addition, in this Proxy Statement/Prospectus, for simplicity, actions are described as being taken by a Fund, although all actions are actually taken by Allocation Series, on behalf of the Acquiring Fund and the Acquired Fund.

   This Prospectus/Proxy Statement, the Notice of Special Meeting and the proxy card are first being mailed to shareholders on or about May 17, 2004 or as soon as practicable thereafter. To participate in the Special Meeting, the shareholder may submit the proxy card originally sent with the Prospectus/Proxy Statement (either by mail or by fax), may vote by telephone or through the Internet or may attend in person. Any shareholder of the Acquired Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of Allocation Series at the address shown at the beginning of this Prospectus/Proxy Statement) or in person at the Special Meeting by executing a superseding proxy or by submitting a notice of revocation to the Acquired Fund. Merely attending the Special Meeting, however, will not revoke any previously executed proxy. [Proxies voted by telephone, by fax or through the Internet may be revoked and a new vote submitted at any time before they are voted by telephone, by fax or through the Internet.] Proxies voted by telephone, by fax or through the Internet may also be revoked in the same manner that proxies voted by mail may be revoked without submitting a new vote. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy (unless you are voting by telephone or through the Internet). This will help us ensure that an adequate number of shares are present for the Special Meeting to be held.

   [Photographic identification will be required for admission to the Special Meeting.]

   All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, the appointed proxies will vote in favor of Proposal 1 and in their discretion with respect to any other matters that may properly come before the Special Meeting or any adjournments thereof (together with Proposal 1, the "Proposals").

   Solicitations may be made by telephone, [through the Internet] or by
personal interviews by Allocation Series' proxy solicitation firm,           ,
officers of Allocation Series, officers of Smith Barney Fund Management LLC ("SBFM"), the Acquired Fund's investment advisor, officers of Citigroup Global Markets Inc. ("CGM"), of which SBFM is an affiliate, Allocation Series' distributor, Citicorp Trust Bank, fsb, the transfer agent for Allocation Series or a shareholder's broker-dealer, financial intermediary or financial
institution. Except for           , such agents, representatives and employees
of Allocation Series will not receive additional compensation for solicitation activities. The costs of soliciting proxies for the Special Meeting, including
(a) preparing, printing and mailing this Prospectus/Proxy Statement and accompanying material, (b) the reimbursement of brokerage firms and others for their expenses in forwarding solicitation material to the beneficial owners of
the Fund's shares, (c) payment to            for its services in soliciting
proxies and (d) supplementary solicitations to submit proxies, will be borne by
SBFM.            has been engaged to assist in the solicitation of proxies for
the Acquired Fund at an estimated total cost of $          . However, the exact
cost will depend on the amount and types of services rendered.

   The presence at any shareholders' meeting, in person or by proxy, of the shareholders entitled to cast at least one-third of the votes shall be necessary and sufficient to constitute a quorum for the transaction of business. If the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to the Proposal that did not receive the vote necessary for its passage or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Fund's outstanding shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Acquired Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Proposal 1 requires the affirmative vote of the holders of a majority of the Acquired Fund's shares outstanding and entitled to vote thereon. Abstentions and broker non-votes will have the effect of a "no" vote on Proposal 1. Accordingly, shareholders are urged to forward their voting instructions promptly.

   Holders of record of the shares of the Acquired Fund at the close of business on May 5, 2004 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business at the
Special Meeting. As of the Record Date, there were        shares of the
Acquired Fund outstanding.

   To the best knowledge of Allocation Series, as of       , 2004, except as
set forth in Annex A, no person owned beneficially or of record more than 5% of each Fund's outstanding shares.

   [As of       , 2004, less than 1% of the outstanding shares of each of the
Acquired Fund and the Acquiring Fund were owned directly or beneficially in the aggregate by the directors and officers of Allocation Series.]

   Both the Acquired Fund and the Acquiring Fund provide periodic reports to all of their shareholders which highlight relevant information, including investment results and a review of portfolio changes. You may receive an additional copy of the most recent annual report and a copy of any more recent semi-annual report for the Acquired Fund and the Acquiring Fund, without charge, by calling 1-800-451-2010 or writing to the Acquired Fund or the Acquiring Fund at the address shown at the beginning of this Prospectus/Proxy Statement.

                 PROPOSAL: APPROVAL OF PLAN OF REORGANIZATION

   The Board of Directors of Allocation Series, on behalf of the Acquiring Fund and the Acquired Fund, including a majority of the Directors who are not "interested persons" of such Funds (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Directors"), approved a Plan of Reorganization (the "Plan") on April 7, 2004. Subject to its approval by the shareholders of the Acquired Fund, the Plan provides for the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and the issuance of Class A, Class B or Class C/1/ shares, respectively, of the Acquiring Fund, to the Class A, Class B or Class C holders of shares of common stock of the Acquired Fund. (The foregoing proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization.") The Reorganization will be accomplished pursuant to an amendment to the Charter of Allocation Series substantially in the form set forth as Annex I to the Plan, which is attached hereto as Exhibit A, that will reclassify shares of the Acquired Fund as shares of the Acquiring Fund. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the Acquiring Fund and will hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional Class A, Class B or Class C shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's Class A, Class B or Class C shares, respectively, held in the Acquired Fund as of the close of business on the Closing Date (as defined below). The Closing is expected to occur on July 23, 2004, or at such other time as may be determined by the Board of Directors or an authorized officer of Allocation Series (the "Closing Date").

   Each series of Allocation Series is a "fund of funds" that invests in underlying Smith Barney mutual funds rather than directly in stocks, bonds and money market instruments and is managed as an asset allocation program with periodic adjustments by the manager. In addition to the proposed Reorganization, as approved by the Board of Directors of Allocation Series and as part of its overall restructuring of its allocations, SBFM intends to make a series of changes to the current allocations to the underlying funds in which each series (i.e., portfolio) of Allocation Series invests (the "Allocation Changes"). The allocations of the Conservative, Balanced, Growth and High Growth Portfolios of Allocation Series would be altered so that, in the coming months, the number of underlying funds in each series would be reduced to four equity funds and one fixed income fund. The main purpose of the Allocation Changes is to eliminate the current duplication of investment style of the underlying funds, simplify the structure and increase reliance on those funds where SBFM has a record of strong performance and adding value. Shareholders of the Acquired Fund are being asked to vote only on the proposed Reorganization, not the reallocations.

                                   SYNOPSIS

   The following is a summary of certain information contained in this Prospectus/Proxy Statement. This summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of the Acquiring Fund, the Prospectus of the Acquired Fund and the Plan, the form of which is attached to this Prospectus/Proxy Statement as Exhibit A. Shareholders of the Acquired Fund should read this entire Prospectus/Proxy Statement carefully.

   Introduction. Both the Acquired Fund and the Acquiring Fund are managed by SBFM, an affiliate of CGM. The investment objective of both Funds is capital appreciation. The distributor, custodian, transfer agent
--------
/1/ The Board of Directors also has authorized Class Y and Class Z shares of each Fund. No Class Y or Class Z shares of either Fund are currently outstanding.

and the sub-transfer agent of both the Acquired Fund and the Acquiring Fund are identical. Both Funds have retained KPMG LLP as their independent auditors. The same portfolio management team of SBFM is responsible for the day-to-day operations of both Funds.

   If the Plan is consummated, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. As noted above, both Funds have the same investment objective of capital appreciation. The target allocations of the Funds differ slightly with the Acquired Fund normally allocating 100% of its assets to equity funds and the Acquiring Fund normally allocating 90% of its assets to equity funds and the remaining 10% to fixed income funds. Both Funds share identical target ranges of 80-100% for equity funds and 0-20% for fixed income funds.

   Operating expenses for both Funds are capped at 0.80% for Class A shares and 1.55% for Class B and L shares. These caps are achieved through fee waivers and/or expense reimbursements by SBFM, as necessary. Without these caps, total operating expenses of the Acquired Fund's Class A, Class B and Class C shares would have been higher for the fiscal year ended January 31, 2004 than the total operating expenses of the Acquiring Fund's Class A, Class B and Class C shares, respectively. Although any increase in the caps on the Funds' fees and expenses is subject to approval by the Board of Directors, SBFM may request Board approval at any time and there is no guarantee that such caps will not be changed or modified in the future.

   After the Reorganization, shareholders of the Acquired Fund will continue to enjoy the same shareholder privileges, such as dividend reinvestment and access to professional service representatives upon becoming shareholders of the Acquiring Fund. Each of the Acquired Fund and the Acquiring Fund declares dividends from net investment income and pays distributions of net realized capital gains, if any, annually. See "Dividends and Other Distributions."

   Proposed Reorganization. The aggregate net asset value of the Class A, Class B and Class C shares of common stock of the Acquiring Fund (the "Shares") issued in exchange for the assets and liabilities of the Acquired Fund will be equal to the aggregate net asset value of the Acquired Fund as of the Closing Date. Immediately following the transfer of the Shares to the Acquired Fund, the Shares received by the Acquired Fund will be distributed pro rata to the shareholders of record of the Acquired Fund on the Closing Date in exchange for their Class A, Class B or Class C shares, as applicable, of the Acquired Fund, which will be cancelled.

   For the reasons described below under "The Proposed Reorganization-Reasons for the Proposed Reorganization," the Board of Directors of Allocation Series on behalf of the Acquired Fund, including a majority of the Non-Interested Directors, has concluded the following:

    -- the Reorganization is in the best interests of the Acquired Fund and its shareholders; and

    -- the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

   Accordingly, the Board of Directors of Allocation Series recommends approval of the Plan. If the Plan is not approved, the Acquired Fund will continue in existence unless other action is taken by the Directors; such other action may include resubmitting the Plan for shareholder approval or termination and liquidation of the Acquired Fund.

   Comparison of Investment Objectives and Policies. The investment objective of both Funds is capital appreciation. Each Fund is a "fund of funds," which means that it invests in other mutual funds rather than directly in portfolio securities such as stocks, bonds, and money market instruments. These underlying mutual funds are Smith Barney open-end funds managed by SBFM or its affiliates and have investment goals similar, but not identical to, those of the respective Fund.

   The Acquiring Fund invests primarily in Smith Barney equity funds. The manager tends to emphasize underlying funds that focus on smaller cap, higher growth companies. However, the Fund can invest in underlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield funds. The Fund may also allocate a portion of its assets to underlying funds that primarily invest in debt securities.

   The Acquired Fund invests primarily in Smith Barney global, international and U.S. equity funds. The manager tends to emphasize a mix of underlying funds that together reflect a broad range of U.S. and international equity investments. The Fund can invest in underlying funds that have a range of investment styles and focuses. Under normal market conditions, the Fund allocates all of its assets to funds that invest primarily in equity securities.

   Like the Funds, each other series of Allocation Series is a "fund of funds" that invests in underlying Smith Barney mutual funds rather than directly in stocks, bonds and money market instruments and is managed as an asset allocation program with periodic adjustments by the manager. In addition to the proposed Reorganization, as approved by the Board of Directors and as part of its overall restructuring of its allocations, SBFM intends to make a series of changes to the current allocations to the underlying funds in which each series of Allocation Series invests. The allocations of the Conservative, Balanced, Growth and High Growth Portfolios of Allocation Series would be altered so that, in the coming months, the number of underlying funds in each series would be reduced to four equity funds and one fixed income fund. The main purpose of the Allocation Changes is to eliminate the current duplication of investment style of the underlying funds, simplify the structure and increase reliance on those funds where SBFM has a record of strong performance and adding value.

   Both Funds compare their performance to the S&P 500 Composite Stock Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia and Far East ("MSCI EAFE") Index. In addition, the Acquiring Fund compares its performance to the Citigroup High Yield Market Index, and the Acquired Fund compares its performance to the MSCI Emerging Markets Free Index.

   Each Fund has adopted identical fundamental investment restrictions with respect to its non-diversified status; issuing senior securities; underwriting securities; making loans; borrowing money; and purchasing or selling real estate, real estate mortgages, commodities or commodity contracts. Each Fund has also adopted identical non-fundamental investment policies with respect to purchasing securities on margin; selling any securities short; pledging or otherwise encumbering more than 33- 1/3% of the Fund's total assets; investing in oil, gas or other mineral exploration or development programs; writing or selling puts, calls, straddles, spreads or combinations thereof; purchasing restricted securities or illiquid securities; purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies that have been in continuous operation for fewer than three years (except for underlying funds); investing in any company for the purpose of exercising control of management; and purchasing securities of any company if, to the knowledge of the Fund, any officer or Director of the Allocation Series or SBFM individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

   Each Fund may invest in substantially similar underlying funds (see below). Each Fund's investment policies, including the particular underlying funds in which each Fund may invest and the equity/fixed income targets applicable to each Fund, may be changed by the Board of Directors of Allocation Series without shareholder approval.

   Investors should refer to the prospectus and statement of additional information of the Funds for a fuller description of each Fund's investment policies and restrictions.

                       INVESTMENT OBJECTIVE AND POLICIES
                  OF THE ACQUIRING FUND AND THE ACQUIRED FUND

  The Acquiring Fund

   Investment objective.  The Acquiring Fund seeks capital appreciation.

   Principal investment strategies. The Acquiring Fund is a "fund of funds." It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

   Selection process. The manager periodically adjusts the allocation of the Acquiring Fund's assets among different Smith Barney funds depending upon the manager's outlook for the equity markets in general, particular sectors of such markets, and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the Acquiring Fund. In selecting equity funds, the manager tends to emphasize underlying funds that focus on smaller cap, higher growth companies. However, the Acquiring Fund can invest in underlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield (Smith Barney High Income Fund) funds. The Acquiring Fund also allocates a portion of its assets to underlying funds that primarily invest in debt securities.

Target Allocation.

                             Equity Funds       90%
                             Fixed Income Funds 10%

Target Range.

                           Equity Funds       80-100%
                           Fixed Income Funds   0-20%

Underlying Funds and Target Percentage of the Acquiring Fund.

               Smith Barney Aggressive Growth Fund Inc.  5-30%
               International All Cap Growth Portfolio    5-25%/2/
               Smith Barney Hansberger Global Value Fund 0-25%/2/
               Smith Barney Small Cap Core Fund, Inc.    0-25%
               Cash Portfolio                            0-20%
               Large Cap Value Fund                      0-20%/3/

--------
/2/ Pursuant to the Allocation Changes, this fund is expect to be eliminated as an underlying fund of the Acquiring Fund.
/3/ Pursuant to the Allocation Changes, the target percentage of this underlying fund is expected to be 0-30%.

             Smith Barney Appreciation Fund Inc.           0-20%
             Smith Barney Fundamental Value Fund Inc.      0-20%
             SB Growth and Income Fund                     0-20%
             Smith Barney High Income Fund                 0-20%
             Smith Barney Large Capitalization Growth Fund 0-20%/4/
             Global Government Bond Portfolio              0-15%
             Smith Barney Government Securities Fund       0-15%
             Smith Barney Investment Grade Bond Fund       0-15%
             Smith Barney Mid Cap Core Fund                0-15%/2/
             Smith Barney Small Cap Growth Fund            0-15%/2/
             Smith Barney Small Cap Value Fund             0-15%

   Principal Risks of Investing in the Acquiring Fund. Investment in the Acquiring Fund is subject to the risks associated with investing in equity securities generally. The principal risks associated with investing in these securities are described below.

   Equity Securities:

  .   Stock prices may decline generally; and

  . If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer's security may be depressed.

   Investment in the Acquiring Fund is also subject to the following specific risks:

  . An investor could lose money on his or her investment in the Acquiring Fund, or the Acquiring Fund may not perform as well as other investments;

  . Growth stocks or small capitalization stocks (generally those comprising the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for gain or loss;

  . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase investment gains or add to investment losses. Investments in foreign securities may also be less liquid and there may be less information available about them. These risks are heightened for investments in emerging markets; and

  . The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong.

   Who may want to invest. The Acquiring Fund may be an appropriate investment if an investor:

  . currently has exposure to fixed income investments and less volatile equity investments and wishes to broaden his or her investment portfolio

  .   is willing to accept the risks of the stock market

  .   has a long-term time horizon and no need for current income
--------
/4/ Pursuant to the Allocation Changes, the target percentage of this underlying fund is expected to be 0-35%.

  The Acquired Fund

   Investment objective.  The Acquired Fund seeks capital appreciation.

   Principal investment strategies. The Acquired Fund is a "fund of funds." It invests in the Smith Barney global, international and U.S. equity mutual funds listed below.

   Selection Process. The manager periodically adjusts the allocation of the Acquired Fund's assets among different Smith Barney funds depending upon the manager's outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers the relative outlook for domestic and international equity markets, a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the Acquired Fund. The manager tends to emphasize a mix of underlying funds that together reflect a broad range of U.S. and international equity investments. The Acquired Fund can invest in underlying funds that have a range of investment styles and focuses. Under normal market conditions, the Acquired Fund allocates all of its assets to funds that invest primarily in equity securities.

Target Allocation.

                               Equity Funds 100%

Target Range.

                           Equity Funds...... 80-100%
                           Fixed Income Funds   0-20%

Underlying Funds and Target Percentage of the Fund.

            Smith Barney Hansberger Global Value Fund.... 15-40%/5/
            International All Cap Growth Portfolio....... 10-40%/6/
            Cash Portfolio...............................  0-20%
            Large Cap Value Fund.........................  0-20%/7/
            Smith Barney Aggressive Growth Fund Inc......  0-20%
            SB Growth and Income Fund....................  0-20%
            Smith Barney Large Capitalization Growth Fund  0-20%/8/
            Smith Barney Small Cap Core Fund, Inc........  0-20%
            Smith Barney Mid Cap Core Fund...............  0-15%/9/
            Smith Barney Small Cap Growth Fund...........  0-15%/10/
            Smith Barney Small Cap Value Fund............  0-15%
            Smith Barney Appreciation Fund Inc...........  0-10%
            Smith Barney Fundamental Value Fund Inc......  0-10%

--------
/5/  See footnote 2 above.
/6/  See footnote 2 above.
/7/  See footnote 3 above.
/8/  See footnote 4 above.
/9/  See footnote 2 above.
/10/ See footnote 2 above.

   Principal Risks of Investing in the Acquired Fund. Investment in the Acquired Fund is subject to the risks associated with investing in equity securities generally. The principal risks associated with investing in these securities are described above under "The Acquiring Fund--Principal Risks of Investing in the Acquiring Fund."

   Investment in the Acquired Fund is also subject to the following specific risks:

  . An investor could lose money on his or her investment in the Acquired Fund, or the Acquired Fund may not perform as well as other investments;

  . An underlying fund's investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. In addition, currency fluctuations could erase investment gains or add to investment losses. Investments in foreign securities may also be less liquid and there may be less information available about them. These risks are heightened for investments in emerging markets; and

  . The manager's judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong.

   Who may want to invest. The Acquired Fund may be an appropriate investment if an investor:

  .   is an aggressive investor seeking capital appreciation

  . currently has exposure to fixed income investments and less volatile equity investments and wishes to broaden his or her investment portfolio

  . is willing to accept the risks of the stock market and the special risks of investing in foreign securities, including those of emerging markets

  .   has a long-term time horizon and no need for current income

                    INVESTMENT MANAGEMENT FEES AND EXPENSES

   Allocation Series, on behalf of the Acquired Fund and the Acquiring Fund, retains SBFM, pursuant to separate contracts, as each Fund's investment manager, to oversee each Fund's investment operations, subject to the policies established by the Board of Directors of Allocation Series. All expenses of the Funds, including the respective investment management fees, are paid by each Fund. Shareholders pay no direct charges or fees for investment services.

   SBFM's address is 399 Park Avenue, New York, New York 10022. SBFM selects each Fund's investments and oversees its operations. SBFM and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading, and use diverse channels to make them available to consumer and corporate customers around the world. Under a separate asset allocation and administration agreement, each Fund pays SBFM a management fee computed daily and paid monthly at the annual rate of 0.20% of the value of its average daily net assets. For the year ended January 31, 2004, SBFM waived a portion of its management fees incurred by each Fund and reimbursed costs to each Fund as follows:

                                              Year Ended January 31, 2004
                                          ------------------------------------
                                            Amount     Amount    Total Waived
 Fund                                       Waived   Reimbursed and Reimbursed
 ----                                     ---------- ---------- --------------
 Global Portfolio........................ $   56,262  $151,130    $  207,392
 High Growth Portfolio................... $1,162,748  $569,803    $1,732,551

   Each Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. These underlying funds have different expense ratios depending on the type of securities in which they invest. Generally, equity funds have higher expense ratios than fixed income funds. The Funds' total operating expenses are therefore determined by the percentages they invest in underlying funds. The total expenses of the Acquiring Fund may be greater than those of the Acquired Fund during periods in which the Acquiring Fund is invested primarily in equity funds, while its total expenses may be lower than those of the Acquired Fund during periods in which it is invested primarily in fixed income funds.

   Sales charges with respect to Class A, Class B and Class C shares of each of the Funds are the same. Please refer to the Funds' prospectus for more detailed information about the sales charges paid when purchasing shares of the Funds.

   Each Fund will invest only in Class Y shares of the underlying funds and, accordingly, will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the underlying funds. Each Fund, however, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying funds that are applicable to Class Y shareholders. The investment returns of each Fund, therefore, will be net of the expenses of the underlying funds in which it is invested. The following chart shows the expense ratios applicable to Class Y shareholders of each underlying fund held by a Fund, based on operating expenses for its most recent fiscal year:

        Underlying Fund                                   Expense Ratio
        ---------------                                   -------------
        Smith Barney Aggressive Growth Fund Inc..........     0.81%
        Smith Barney Appreciation Fund Inc./(a)/.........     0.59%
        Smith Barney Fundamental Value Fund Inc./(a)/....     0.72%
        Smith Barney Funds, Inc.:
           Large Cap Value Fund/(a)/.....................     0.61%
        Smith Barney Income Funds:
           Smith Barney High Income Fund.................     0.73%
        Smith Barney Investment Funds Inc.:
           Smith Barney Hansberger Global Value Fund.....     1.05%
           Smith Barney Small Cap Growth Fund............     0.80%
           Smith Barney Small Cap Value Fund.............     0.80%
           Smith Barney Government Securities Fund.......     0.57%
           Smith Barney Investment Grade Bond Fund/(a)/..     0.64%
        Smith Barney Investment Series
           SB Growth & Income Fund/(a)/..................     0.67%
        Smith Barney Investment Trust:
           Smith Barney Large Capitalization Growth Fund.     0.76%
           Smith Barney Mid Cap Core Fund................     0.76%
        Smith Barney Small Cap Core Fund, Inc............     0.80%
        Smith Barney World Funds, Inc.:
           International All Cap Growth Portfolio........     0.91%
           Global Government Bond Portfolio..............     0.91%

--------
/(a)/ Fund has a tiered fee structure. Rate shown is blended rate based on the most recent annual report.

   Based on a weighted average of the Class Y expense ratios of the underlying funds in which a Fund is expected to invest during the current fiscal year, the approximate expense ratios are currently expected to be as follows: Acquired Fund, Class A 2.41%, Class B 3.27% and Class C 2.92%; Acquiring Fund, Class A 1.96%, Class B 2.63% and Class C 2.11%. The expense ratios may be higher or lower depending on the allocation of the underlying funds within a Fund.

                            DISTRIBUTION OF SHARES

   CGM and PFS Distributors Inc. ("PFS Distributors"), both of which are subsidiaries of Citigroup, serve as co-distributors of the Funds pursuant to written agreements (the "Distribution Agreements"). PFS Distributors has also entered into an agreement with PFS Investments Inc. ("PFS Investments") giving PFS Investments the right to sell shares of the Funds on behalf of PFS Distributors.

   Each Fund has adopted a Rule 12b-1 distribution plan for their Class A, Class B and Class C shares (the "12b-1 Plans"). Under each 12b-1 Plan, the Funds pay distribution and/or service fees. Under the 12b-1 Plans, CGM is paid a service fee with respect to shares of each Fund sold through CGM and PFS Investments is paid a service fee with respect to Class A and Class B shares of each Fund sold through PFS Distributors. Under the 12b-1 Plans, each Fund pays CGM or PFS Investments, as applicable, a service fee calculated at the annual rate of 0.25% of the value of the respective Fund's average daily net assets attributable to the Class A, Class B and Class C shares. In addition, each Fund pays CGM with respect to its Class B and Class C shares, and pays PFS Investments with respect to its Class B shares, a distribution fee calculated at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares, respectively. The distribution fees are intended to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of CGM financial consultants, PFS Investments representatives, and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of CGM and PFS Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

   Payments under the 12b-1 Plans are not tied exclusively to the distribution and shareholder service expenses actually incurred by CGM or PFS Investments, as applicable, and the payments may exceed distribution expenses actually incurred by the distributors.

   In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. SBFM or an affiliate may make payments under similar arrangements.

   The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the Funds' distributors and other affiliates of SBFM, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. Shareholders may contact their financial intermediaries about revenue sharing payments the financial intermediary may receive.

                 PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

   The purchase, redemption and exchange procedures and privileges with respect to the Acquired Fund are the same as those of the Acquiring Fund. Please refer to the Funds' prospectus and statement of additional information for a more detailed discussion of the purchase, redemption and exchange procedures and privileges applicable to a Fund.

   Shareholders will also be able to exchange into the same class of other Smith Barney mutual funds at net asset value, provided that the other Smith Barney fund offers the relevant class of shares and subject to any other applicable requirements. Shareholders should read the Prospectus before investing in any Smith Barney fund.

                       DIVIDENDS AND OTHER DISTRIBUTIONS

   Each Fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify to be taxed as a regulated investment company, each Fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a Fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. Unless a shareholder elects otherwise, all income and capital gain distributions are automatically reinvested in additional shares of the Fund at net asset value. Whether taken in cash or reinvested in additional shares, such distributions are includable in gross income of the separate accounts holding such shares.

   If the Plan is approved by the Acquired Fund's shareholders, then as soon as practicable before the Closing Date, the Acquired Fund will pay or have paid its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains, if any, for the current taxable year through the Closing Date.

                               TAX CONSEQUENCES

   The Acquired Fund and the Acquiring Fund will have received an opinion of Willkie Farr & Gallagher LLP in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free "reorganization" within the meaning of section 368(a)(1) of the Code. If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or their respective shareholders as a direct result of the Reorganization. See "The Proposed Transaction--Federal Income Tax Consequences."

                    PRINCIPAL INVESTMENTS AND RISK FACTORS

   General. As described above, the Acquired Fund and the Acquiring Fund have identical investment objectives and pursue their respective objectives in a similar manner. While both Funds invest primarily in Smith Barney equity funds, the manager of the Acquiring Fund tends to emphasize underlying funds that focus on smaller cap, higher growth companies, while the manager of the Acquired Fund tends to emphasize a mix of underlying funds that together reflect a broad range of U.S. and international equity investments. A more complete description of the investment practices and limitations of the Acquiring Fund and the Acquired Fund is contained in the prospectus of the Funds and statement of additional information of the Funds, dated May 30, 2003, as supplemented from time to time, a copy of which is included herewith, and in the Statement of Additional Information of the Funds dated May 10, 2004 (relating to the proposed Reorganization) which is incorporated herein by reference. Please refer to the Funds' prospectus and statement of additional information for a more detailed discussion of the specific investment practices and risks of the applicable Fund.

   Because of their similar investment policies, the Funds are exposed to similar risks. The Acquired Fund has greater exposure to the foreign securities risk described below due to its emphasis on global and international equity funds. The following summarizes the Funds' principal investment policies and related risk factors:

      Investment in Other Mutual Funds. The investments of each Fund are concentrated in underlying funds so each Fund's investment performance is directly related to the investment performance of the underlying funds held by it. The ability of each Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by SBFM. There can be no assurance that the investment objective of any Fund or any underlying fund will be achieved. The Funds will only invest in Class Y shares of the underlying Smith Barney funds and, accordingly, will not pay any sales loads or 12b-1 or service or distribution fees in connection with their investments in shares of the underlying funds. The Funds, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Smith Barney funds that are applicable to Class Y shareholders. The investment returns of each Fund, therefore, will be net of the expenses of the underlying funds in which it is invested.

   The following is a description of the investment practices and principal investments of the underlying funds in which the applicable Fund invests.

  Investment in Underlying Funds

   Both Funds invest in the following underlying funds that invest primarily in equity securities:/11/

      Smith Barney Aggressive Growth Fund Inc. The fund seeks capital appreciation by investing primarily in common stocks of companies the fund's adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's 500 Index.

      Smith Barney Appreciation Fund Inc. The fund seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their industries.

      SB Growth and Income Fund. The fund seeks reasonable growth and income by investing in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income and potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations and its convertible securities may be of any credit quality and may include below investment grade securities.

      Smith Barney Fundamental Value Fund Inc. The fund seeks long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

      Large Cap Value Fund. The fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capitalization of at least $5 billion that are considered by its adviser (i) to be undervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace, or (iii) to have been out of favor in the marketplace but that are poised to turn around because of a new management team, product or business strategy.
--------
/11/ Pursuant to the Allocation Changes, certain of these funds are expected to be eliminated as underlying funds of the Acquiring Fund as further described above under "Investment Objective and Policies of the Acquiring Fund and the Acquired Fund."

      Smith Barney Large Capitalization Growth Fund. The fund seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment.

      Smith Barney Mid Cap Core Fund. The fund seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of medium sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index at the time of the fund's investment.

      Smith Barney Small Cap Core Fund, Inc. The fund seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

      Smith Barney Small Cap Growth Fund. The fund seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, either in equity securities of high growth companies that possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index at the time of the fund's investment or in other investments with similar economic characteristics.

      Smith Barney Small Cap Value Fund. The fund seeks long-term growth of capital by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.

      Smith Barney Hansberger Global Value Fund. The fund seeks long-term capital growth by investing primarily in equity securities of companies in any country including the United States which, in the opinion of its advisers, are undervalued. Income is an incidental consideration.

      International All Cap Growth Portfolio. The fund seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified portfolio of equity securities of foreign companies including exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and rights and warrants relating to equity securities.

   The Acquiring Fund, but not the Acquired Fund, invests in the following underlying funds, which invest primarily in fixed income securities:

      Smith Barney High Income Fund. The fund seeks capital appreciation by investing primarily in common stocks of companies the adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor's 500 Index.

      Smith Barney Investment Grade Bond Fund. The fund seeks to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. The fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed income securities.

      Smith Barney Government Securities Fund. The fund seeks high current return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include U.S. Treasury securities and mortgage-related securities.

      Global Government Bond Portfolio. The fund seeks as high a level of current income and capital appreciation as is consistent with its policy of investing principally in high quality bonds of the U.S. and foreign governments.

  Other Investment Practices

   Cash Portfolio. Each Fund invests in the Cash Portfolio, a money market fund which is a series of Smith Barney Money Funds Inc. that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

   Temporary defensive investments. Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in the Cash Portfolio, repurchase agreements or cash. If a Fund takes a temporary defensive position, it may be unable to achieve its investment objective.

   Portfolio turnover. Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. As a result, an underlying fund may realize and distribute to a Fund higher capital gains, which could increase the tax liability for a Fund's shareholders. Frequent trading also increases transaction costs, which could detract from an underlying fund's performance.

   Non-diversification. Each Fund is not diversified, which means that it can invest a higher percentage of its assets in any one underlying fund than a diversified fund. Being non-diversified may magnify a Fund's losses from adverse events affecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio) is diversified.

   Changes in allocations. The underlying funds in which the Funds may invest, and the range of assets allocated to each fund, may be changed by the Board of Directors of Allocation Series from time to time. Similarly, the target allocation between equity and fixed income oriented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may, but is not required to, adjust a Fund's holdings.

   High yield securities. Certain of the underlying funds can invest all or a portion of their assets in high yield securities. High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

  .   Increased price sensitivity to changing interest rates

  .   Greater risk of loss because of default or declining credit quality

  . Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

  . A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

   Foreign securities. Certain of the underlying funds focus upon foreign securities and other underlying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

  . Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

  . Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund's portfolio securities in amounts and at prices the adviser considers reasonable

  . The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

  . The economics of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

  . Economic, political and social developments may adversely affect the securities markets

  . Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

   Small Capitalization Issuers. Certain of the underlying funds focus on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

  . Be more sensitive to changes in the economy, earnings results and investor expectations

  .   Have more limited product lines and capital resources

  .   Experience sharper swings in market values

  .   Be harder to sell at the times and prices the fund thinks appropriate

  .   Offer greater potential for gain and loss

   Derivatives. Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

  . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

  .   As a substitute for buying or selling securities

  .   As a cash flow management technique

   A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on an underlying fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

   Investment policies. Each Fund's investment policies, including the particular underlying funds in which each Fund may invest and the equity/fixed income targets applicable to each Fund, may be changed by the Board of Directors of Allocation Series without shareholder approval.

                          THE PROPOSED REORGANIZATION

   Description of the Plan. As stated above, the Plan provides for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for that number of full and fractional Class A, Class B or Class C shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Class A, Class B or Class C shares, respectively, held in the Acquired Fund as of the close of business on the Closing Date. The Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Reorganization will be accomplished pursuant to an amendment to the Charter of Allocation Series, substantially in the form set forth as Annex I to the Plan (Exhibit A) that will reclassify Class A, Class B, Class C, Class Y and Class Z shares of the Acquired Fund as Class A, Class B, Class C, Class Y and Class Z shares of the Acquiring Fund.

   Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional Class A, Class B or Class C shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's Class A, Class B or Class C shares, respectively, held in the Acquired Fund as of the close of business on the Closing Date. The Acquired Fund shareholder's account with the Acquiring Fund will be substantially similar in all material respects to the account currently maintained by the Acquired Fund's sub-transfer agent for such shareholder. Some of the outstanding shares of common stock of the Acquired Fund are represented by physical certificates; however, in the interest of economy and convenience, shares of the Acquiring Fund generally are not represented by physical certificates, and shares of the Acquiring Fund issued to Acquired Fund shareholders similarly will be in uncertificated form.

   Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Fund's sub-transfer agent of a redemption request in proper form. Redemption requests received by the sub-transfer agent thereafter will be treated as requests received for the redemption of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization.

   The obligations of the Acquired Fund and the Acquiring Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Acquired Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Board of Directors of Allocation Series, notwithstanding the approval of the Plan by the shareholders of the Acquired Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Acquired Fund without obtaining the approval of the Acquired Fund's shareholders. The Acquired Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

   SBFM will assume and pay all of the expenses that are solely and directly related to the Reorganization, which expenses are estimated to be approximately
$      . Shareholders have no rights of appraisal.

                    REASONS FOR THE PROPOSED REORGANIZATION

   Prior to a telephonic meeting of Allocation Series' Board of Directors held on April 7, 2004, the Directors, including a majority of the Non-Interested Directors, were presented with materials discussing the benefits which would accrue to the shareholders of the Acquired Fund if the Acquired Fund were to reorganize with and into the Acquiring Fund. These materials were discussed at the meeting to the satisfaction of the Directors, who were advised by independent counsel. For the reasons discussed below, the Board of Directors of Allocation Series, including a majority of the Non-Interested Directors, has determined that the proposed Reorganization is in the best interests of the Acquired Fund and its respective shareholders and that the interests of the shareholders of the Acquired Fund will not be diluted as a result of the proposed Reorganization.

   The proposed combination of the Acquired Fund and the Acquiring Fund will allow the shareholders of the Acquired Fund to continue to participate in a portfolio governed by the identical investment objective that is professionally managed by SBFM. The Board of Directors of Allocation Series believes that shareholders of the Acquired Fund will benefit from the proposed Reorganization because the Acquiring Fund offers the following benefits:

  . the total assets of the Acquired Fund are significantly smaller than the total assets of the Acquiring Fund and can be managed in a more economically feasible manner if the proposed Reorganization is consummated;

  . the larger combined asset base may produce portfolio management benefits, such as increased economic and other efficiencies for the Acquired Fund following the proposed Reorganization; and

  . the Acquiring Fund, which has a slightly better one-year, five-year and since inception performance record than the Acquired Fund, is significantly larger than the Acquired Fund with a broader investment strategy. Although the Acquiring Fund is not precluded from investing in international funds, it is expected that there will be less international investing through the underlying funds in the combined Fund than in the Acquired Fund.

   The Board of Directors, in recommending the Reorganization, considered a number of factors, including the following:

      (1) the size of the Funds;

      (2) the compatibility of the Acquiring Fund's investment objectives, policies and restrictions with those of the Acquired Fund;

      (3) the tax-free nature of the Reorganization;

      (4) the Acquiring Fund's slightly better one-year, five-year and since inception performance record;

      (5) the terms and conditions of the Reorganization and that it should not result in a dilution of the Acquired Fund's shareholder interests; and

      (6) that SBFM will pay the costs and expenses of the proposed Reorganization.

   Because each Fund's actual operating expenses are capped at 0.80% for Class A and 1.55% for Classes B and C, net operating expenses for each class are not anticipated to be different for the combined Fund than the current net operating expenses of the Acquired Fund and the Acquiring Fund. However, SBFM may at any time request the Board of Directors to approve a change in these caps, and there is no guarantee that these caps will remain in place in the future.

                  DESCRIPTION OF THE SECURITIES TO BE ISSUED

   General. Each of the Acquired Fund and the Acquiring Fund is a non-diversified series of Allocation Series, a corporation incorporated under the laws of the State of Maryland on August 11, 1995. Allocation Series is registered with the SEC as a non-diversified, open-end management investment company.

   Voting Rights. Neither Fund is required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment management contract. In the event that shareholders of a Fund wish to communicate with other shareholders concerning the removal of any Director, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in the 1940 Act.

   Each share in a particular class of a Fund represents an equal proportionate interest in that Fund with each other share in the same class of such Fund and is entitled to such dividends and distributions out of the net income of that Fund as are declared in the discretion of the Directors. Shareholders are entitled to one vote for each share held and will vote by individual Fund except for matters such as election of directors, affecting Allocation Series as a whole and except to the extent required by the 1940 Act.

   Board. The By-Laws of Allocation Series provide that the term of office of each Director shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall have qualified. Any Director of Allocation Series may be removed by the vote of at least a majority of the outstanding shares then entitled to be cast for the election of Directors. Vacancies on the Board of Directors of Allocation Series may be filled by a vote of the majority of the Directors remaining in office, provided that no vacancy or vacancies shall be filled by action of the remaining Directors if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Directors then holding office shall have been elected by the shareholders of the Corporation. A meeting of shareholders will be required for the purpose of electing additional Directors whenever a vacancy may not be filled by the remaining Directors.

   Liquidation or Termination. In the event of the liquidation or termination of the Acquiring Fund or the Acquired Fund, the shareholders of the Fund are entitled to receive the assets belonging to that Fund that are available for distribution and a proportionate distribution, based upon the relative net assets of the specific class of shares held by the shareholder of the respective Fund, of any general assets not belonging to any particular Fund that are available for distribution.

   Liability of Directors. The Articles of Incorporation of Allocation Series provide that the Directors and officers shall not be liable for monetary damages for breach of fiduciary duty as a Director or officer, except to the extent such exemption is not permitted by law.

   Rights of Inspection. Maryland law permits any shareholder of each Fund or any agent of such shareholders to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements (if any) of the relevant Fund on file at its principal office.

   Shareholder Liability. Under Maryland law, shareholders of each Fund do not have personal liability for corporate acts and obligations.

   Shares of the Acquiring Fund issued to the holders of shares of the Acquired Fund pursuant to the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

   The foregoing is only a summary of certain characteristics of the operations of Allocation Series. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of corporate documents and state laws governing each Fund for a more thorough description.

                        FEDERAL INCOME TAX CONSEQUENCES

   The Reorganization is conditioned upon the receipt by the Acquired Fund and the Acquiring Fund of an opinion from Willkie Farr & Gallagher LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all of the assets of the Acquired Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of such Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (iii) except for assets that may be revalued as a consequence of the termination of the Acquired Fund's taxable year, the tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the tax basis of such assets of the Acquired Fund immediately prior to the Reorganization; (iv) except for assets that may be revalued as a consequence of the termination of the Acquired

Fund's taxable year, the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange solely for Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of Shares in exchange solely for their shares of the Acquired Fund pursuant to the Reorganization;
(vii) the aggregate tax basis of Shares received by a shareholder of the Acquired Fund will be the same as the aggregate tax basis of the shares of the Acquired Fund held by such shareholder and exchanged therefor; and (viii) the holding period of Shares received by a shareholder of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of such shareholder.

   Allocation Series has not requested any ruling or opinion with respect to such tax consequences and shareholders should consult their own tax adviser with respect to the particular Federal, State and local tax consequences to them of the Reorganization.

                             TERMINATION OF SERIES

   If the Reorganization is effected, the Acquired Fund will be terminated as a series of Allocation Series, and the Acquired Fund's issued and outstanding shares will be cancelled.

                             PORTFOLIO SECURITIES

   If the Reorganization is effected, SBFM will analyze and evaluate the portfolio securities of the Acquired Fund being transferred to the Acquiring Fund. Consistent with the Acquiring Fund's investment objective and policies, any restrictions imposed by the Code and the best interests of the Acquiring Fund's shareholders (including former shareholders of the Acquired Fund), SBFM will influence the extent and duration to which the Acquired Fund's portfolio securities will be maintained by the Acquiring Fund. It is possible that there may be a significant rebalancing of the Acquired Fund's portfolio securities in connection with the Reorganization. Subject to market conditions at the time of any such rebalancing, the disposition of the Acquired Fund's portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.

                              PORTFOLIO TURNOVER

   Each Fund's turnover rate is not expected to exceed 25% annually. Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. As a result, an underlying fund may realize and distribute to a Fund higher capital gains, which could increase the tax liability for the applicable Fund's shareholders. Frequent trading also increases transaction costs, which could detract from an underlying fund's performance.

   The table set forth below sets forth the portfolio turnover for the most recent fiscal year for:

                                             Fiscal Year
                      Name of Fund          Ended 01/31/04
                      ------------          --------------
                      Global Portfolio.....       3%
                      High Growth Portfolio       4%

   The turnover rates of the underlying funds have ranged from 1% to 457%/12/ during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

                        CAPITALIZATION AND PERFORMANCE

   Pro Forma Capitalization (Unaudited). The following table sets forth the unaudited capitalization of each of the Acquiring Fund and the Acquired Fund as of January 31, 2004, as adjusted giving effect to the Reorganization discussed herein:/1/

                                           Acquired    Pro Forma   Pro Forma
                           Acquiring Fund    Fund     Adjustments  Combined
                           -------------- ----------- ----------- ------------
                              (Actual)     (Actual)
 Class A
 Net Assets...............  $358,643,920  $18,442,120             $377,086,040
 Net Asset Value Per Share  $      13.31  $      9.87             $      13.31
 Shares Outstanding.......    26,938,815    1,867,750  (482,724)    28,323,841
 Class B
 Net Assets...............  $278,172,351  $12,929,124             $291,101,475
 Net Asset Value Per Share  $      12.99  $      9.64             $      12.99
 Shares Outstanding.......    21,419,643    1,341,521  (345,966)    22,415,198
 Class L
 Net Assets...............  $ 42,823,244  $ 2,223,182             $ 45,046,426
 Net Asset Value Per Share  $      13.04  $      9.63             $      13.04
 Shares Outstanding.......     3,284,877      230,762   (60,345)     3,455,294

--------
/1/ Assumes the Reorganization had been consummated on January 31, 2004 and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the date the Reorganization takes place, and the foregoing table should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

   The following tables reflect the average annual total returns of the Acquired Fund and the Acquiring Fund for the one year, five year and since inception periods ended January 31, 2004. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The tables assume redemption of shares at the end of each period and the reinvestment of distributions and dividends. In addition, Class A and Class C shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%/13/, respectively; Class B
--------
/12/ The portfolio turnover rate includes the effect of mortgage dollar rolls.
     Portfolio turnover rates without the effect of mortgage dollar rolls ranged from 1 to 148%.
/13/ Effective February 2, 2004 the initial sales charge for the former Class L shares (now designated Class C shares) is no longer being imposed.

shares reflect the deduction of a 5.00% contingent deferred sales charge ("CDSC"), which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

                               THE ACQUIRED FUND

                                                                                   Since   Inception
                                                                 1 Year 5 Years  Inception   Date
                                                                 ------ -------  --------- ---------
Class A
Return Before Taxes............................................. 36.51%  (0.96)%   (1.08)%  3/9/98
Return After Taxes on Distributions*............................ 36.51%  (1.54)%   (1.61)%
Return After Taxes on Distributions and Sale of Fund Shares/(1)/ 23.73%  (1.01)%   (1.10)%
Other Classes Before Taxes
Class B......................................................... 37.60%  (0.86)%   (0.94)%  3/9/98
Class C**....................................................... 41.46%  (0.68)%   (0.96)%  3/9/98

--------
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.

** Effective as of April 29, 2004, Class L shares were redesignated Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.

                              THE ACQUIRING FUND

                                                                                   Since   Inception
                                                                 1 Year 5 Years  Inception   Date
                                                                 ------ -------  --------- ---------
Class A
Return Before Taxes............................................. 37.08%   0.59%    4.98%    2/5/96
Return After Taxes on Distributions*............................ 37.08%  (0.45)%   3.95%
Return After Taxes on Distributions and Sale of Fund Shares/(1)/ 24.10%   0.05%    3.82%
Other Classes Before Taxes
Class B......................................................... 38.38%   0.70%    4.84%    2/5/96
Class C**....................................................... 41.61%   0.94%    4.89%    2/5/96

--------
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B and Class C shares will vary.

** Effective as of April 29, 2004, Class L shares were redesignated Class C shares. On February 2, 2004, the initial sales charge of 1.00% on those shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated for the entire period.

   The following tables show a comparison of the expenses of the Acquiring Fund and the Acquired Fund for its Class A, Class B and Class C shares (including, for each Fund, pro forma expenses giving effect to the Reorganization as of January 31, 2004).

GLOBAL PORTFOLIO
(Acquired Fund)                                                                 Class A Class B Class C
----------------                                                                ------- ------- -------
Shareholder Fees (fees paid directly from the shareholder's investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)....  5.00%   None    1.00%***
                                                                                 ----    ----    ----
Maximum deferred sales charge (load) (as a % of the lower of net asset value at
  purchase or redemption)......................................................  None*   5.00%   1.00%
                                                                                 ----    ----    ----
Annual fund operating expenses** (expenses deducted from Fund assets)
Management and administration fee..............................................  0.20%   0.20%   0.20%
                                                                                 ----    ----    ----
Distribution and service (12b-1) fees..........................................  0.25%   1.00%   1.00%
Other expenses.................................................................  1.06%   1.17%   0.82%
                                                                                 ----    ----    ----
Total Annual Fund Operating Expenses (before expense caps).....................  1.51%   2.37%   2.02%
                                                                                 ====    ====    ====

--------
* Class A shares may be purchased in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if the shares are redeemed within 12 months of purchase there is a deferred sales charge of 1.00%.
** Actual fund operating expenses are capped at 0.80% for Class A and 1.55% for Classes B and C and reflect voluntary fee waivers and expense reimbursements of 0.71%, 0.82% and 0.47% for Classes A, B and C, respectively. Any increases in the caps are subject to Board approval.
*** Effective February 2, 2004, the initial sales charge for Class C shares
    (formerly Class L shares) is no longer being imposed. You will continue to pay a deferred sales charge of 1% if you redeem your Class C shares within one year of purchase.

HIGH GROWTH PORTFOLIO
(Acquiring Fund)                                                                Class A Class B Class C
---------------------                                                           ------- ------- -------
Shareholder Fees (fees paid directly from the shareholder's investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)....  5.00%   None    1.00%***
                                                                                 ----    ----    ----
Maximum deferred sales charge (load) (as a % of the lower of net asset value at
  purchase or redemption)......................................................  None*   5.00%   1.00%
                                                                                 ----    ----    ----
Annual fund operating expenses** (expenses deducted from Fund assets)
Management and administration fee..............................................  0.20%   0.20%   0.20%
                                                                                 ----    ----    ----
Distribution and service (12b-1) fees..........................................  0.25%   1.00%   1.00%
Other expenses.................................................................  0.70%   0.62%   0.10%
                                                                                 ----    ----    ----
Total Annual Fund Operating Expenses (before expense caps).....................  1.15%   1.82%   1.30%
                                                                                 ====    ====    ====

--------
* Class A shares may be purchased in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if the shares are redeemed within 12 months of purchase there is a deferred sales charge of 1.00%.
** Actual fund operating expenses are capped at 0.80% for Class A and 1.55% for Classes B and C and reflect voluntary fee waivers and expense reimbursements of 0.35% and 0.27% for Classes A and B respectively. Any increases in the caps are subject to Board approval.
*** Effective February 2, 2004, the initial sales charge for Class C shares
    (formerly Class L shares) is no longer being imposed. You will continue to pay a deferred sales charge of 1% if you redeem your Class L shares within one year of purchase.

COMBINED FUND--PRO FORMA                                                        Class A Class B Class C
------------------------                                                        ------- ------- -------
Shareholder Fees (fees paid directly from the shareholder's investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)....  5.00%   None    1.00%***
                                                                                 ----    ----    ----
Maximum deferred sales charge (load) (as a % of the lower of net asset value at
  purchase or redemption)......................................................  None*   5.00%   1.00%
                                                                                 ----    ----    ----
Annual fund operating expenses** (expenses deducted from Fund assets)
Management and administration fee..............................................  0.20%   0.20%   0.20%
                                                                                 ----    ----    ----
Distribution and service (12b-1) fees..........................................  0.25%   1.00%   1.00%
Other expenses.................................................................  0.70%   0.62%   0.10%
                                                                                 ----    ----    ----
Total Annual Fund Operating Expenses (before expense caps).....................  1.15%   1.82%   1.30%
                                                                                 ====    ====    ====

--------
* Class A shares may be purchased in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if the shares are redeemed within 12 months of purchase there is a deferred sales charge of 1.00%.
** Actual fund operating expenses are capped at 0.80% for Class A and 1.55% for Classes B and C and reflect voluntary fee waivers and expense reimbursements of 0.35% and 0.27% for Classes A and B, respectively. Any increases in the caps are subject to Board approval.
*** Effective February 2, 2004, the initial sales charge for Class C shares
    (formerly Class L shares) is no longer being imposed. You will continue to pay a deferred sales charge of 1% if you redeem your Class C shares within one year of purchase.

Examples

   The following examples help you compare the costs that an investor in each Fund will bear directly or indirectly. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends without a sales charge, and that the Funds' operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same. The examples also include the expenses of the underlying funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                        One Year Three Years Five Years 10 Years
                                                        -------- ----------- ---------- --------
Class A (with or without redemption)--Acquired Fund....   $732     $1,214      $1,721    $3,109
Class B (redemption at end of period)--Acquired Fund...   $830     $1,307      $1,807    $3,371*
Class B (no redemption)--Acquired Fund.................   $330     $1,007      $1,707    $3,371
Class C (redemption at end of period)--Acquired Fund...   $395     $  904      $1,538    $3,242
Class C (no redemption)--Acquired Fund.................   $295     $  904      $1,538    $3,242

Class A (with or without redemption)--Acquiring Fund...   $689     $1,085      $1,504    $2,671
Class B (redemption at end of period)--Acquiring Fund..   $766     $1,117      $1,495    $2,801*
Class B (no redemption)--Acquiring Fund................   $266     $  817      $1,395    $2,801
Class C (redemption at end of period)--Acquiring Fund..   $314     $  661      $1,134    $2,441
Class C (no redemption)--Acquiring Fund................   $214     $  661      $1,134    $2,441

Class A (with or without redemption)--Combined
  Fund Pro Forma.......................................   $689     $1,085      $1,504    $2,671
Class B (redemption at end of period)--Combined
  Fund Pro Forma.......................................   $766     $1,117      $1,495    $2,801*
Class B (no redemption)--Combined Pro Forma............   $266     $  817      $1,395    $2,801
Class C (redemption at end of period)--Combined
  Fund Pro Forma.......................................   $314     $  661      $1,134    $2,441
Class C (no redemption)--Combined Fund Pro Forma.......   $214     $  661      $1,134    $2,441

--------
* Assumes conversion to Class A shares approximately eight years after purchase.


                               OTHER INFORMATION

   The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes SBFM and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

   The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

   CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

   CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

                    ADDITIONAL INFORMATION ABOUT THE FUNDS

   As noted above, additional information about Allocation Series, with respect to the Acquired Fund and the Acquiring Fund, and the Reorganization has been filed with the Commission and may be obtained without charge by writing to Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004, or by calling 1-800-451-2010.

   Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about the applicable Fund with the Commission.

   Such reports, proxy material and other information can be inspected and copied at the Public Reference Room (202-942-8090) maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov. Copies of such material can also be obtained from Smith Barney Mutual Funds, 399 Park Avenue, New York, New York 10022, or by calling 1-800-451-2010.

 THE BOARD OF DIRECTORS RECOMMENDS THAT THE SHAREHOLDERS OF THE ACQUIRED FUND
                        VOTE IN FAVOR OF THIS PROPOSAL.

                            ADDITIONAL INFORMATION

   General. The cost of preparing, printing and mailing the enclosed proxy card and Prospectus/Proxy Statement and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter or telephone will be paid by SBFM.

   When the Acquired Fund records proxies by telephone, by fax or through the Internet, they will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

   To participate in the Special Meeting, the shareholder may submit the proxy card originally sent with the Prospectus/Proxy Statement or attend in person. Any proxy given by a shareholder is revocable until voted at the Special Meeting. You may revoke your proxy at any time before it is voted. See "General" above.

   Proposals of Shareholders. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Special Meeting, if any, should send their written proposals to the Secretary of Allocation Series, c/o Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

   Other Matters to Come Before the Special Meeting. No Board member is aware of any matters that will be presented for action at the Special Meeting other than Proposal 1 set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of Allocation Series and/or the Acquired Fund.

   PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY (UNLESS YOU ARE VOTING BY TELEPHONE, BY FAX OR THROUGH THE INTERNET). NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                          By order of the Board of Directors,

                                                     /s/  ROBERT I. FRENKEL
                                                  ------------------------------
                                                        Robert I. Frenkel
                                                            Secretary

                               INDEX OF EXHIBITS


                   Annex A:   5% Shareholders

                   Exhibit A: Form of Plan of Reorganization

                                                                        ANNEX A

                                   [TO COME]

                                   EXHIBIT A

                            PLAN OF REORGANIZATION

   THIS PLAN OF REORGANIZATION (the "Plan") is dated as of this 7th day of April, 2004, and has been adopted by the Board of Directors of Smith Barney Allocation Series Inc. (the "Corporation") to provide for the reorganization of its Global Portfolio series (the "Acquired Fund") into its High Growth Portfolio series (the "Acquiring Fund").

A.  BACKGROUND

   The Acquired Fund and the Acquiring Fund (each, a "Fund" and collectively, the "Funds") are separate series of the Corporation. The Corporation is organized as a Maryland corporation and is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Board of Directors of the Corporation has determined that it is in the best interests of the Acquired Fund and its shareholders to be reorganized through the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund upon the terms set forth in this Plan (the "Reorganization").

B.  THE REORGANIZATION

   1. Prior to the Closing Date (as defined below in Section 6 of this Article
B), the Corporation will execute and file Articles of Amendment to the Corporation's Charter with the Maryland State Department of Assessments and Taxation in substantially the form attached hereto as Annex I, which Articles of Amendment will, effective as of the Closing Date: (a) reclassify all of the Corporation's issued and outstanding Class A, Class B and Class C shares of Common Stock of the Acquired Fund as outstanding Class A, Class B and Class C shares of Common Stock, respectively, of equal aggregate value of the Acquiring Fund; and (b) reclassify all of the authorized and unissued Common Stock of the Acquired Fund as authorized Common Stock of the Acquiring Fund.

   2. At the Closing Date, all property of every description, and all interests, rights, privileges and powers of the Acquired Fund, subject to all liabilities of the Acquired Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the "Assets") will be transferred and conveyed by the Acquired Fund to the Acquiring Fund and will be assumed by the Acquiring Fund, such that at and after the Closing Date, the Assets of the Acquired Fund will become and be the Assets of the Acquiring Fund. In exchange for the transfer of the Assets of the Acquired Fund and in order to accomplish the reclassification of shares as described above in Section 1 of this Article B, the Acquiring Fund will contemporaneously issue to shareholders of the Acquired Fund full and fractional shares of the Acquiring Fund (as contemplated by Section 4 of this Article B) having an aggregate net asset value equal to the value of the Assets of the Acquired Fund. For purposes of effecting such exchange, the value of the Assets of the Acquired Fund and the net asset value of the shares of the Acquiring Fund shall be determined as of the close of regular trading on the New York Stock Exchange on July 23, 2004 or at such other time as may be determined by the Board of Directors or an authorized officer of the Corporation. Such values shall be computed in the manner set forth in the applicable Fund's then current prospectus under the Securities Act of 1933, as amended. At and after the Closing Date, all debts, liabilities, obligations and duties of the Acquired Fund will attach to the Acquiring Fund as aforesaid and may thenceforth be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

   3. On or as soon as practicable prior to the Closing Date as defined in section 6, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

   4. At the Closing Date, the Corporation will liquidate the Acquired Fund and issue full and fractional Class A, Class B and Class C shares of Common Stock of the Acquiring Fund to the Acquired Fund's shareholders, such that the Class A, Class B or Class C shares of Common Stock of the Acquiring Fund that are distributed to a shareholder of the Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the Class A, Class B or Class C shares of Common Stock, respectively, of the Acquired Fund held by such shareholder immediately prior to the Closing Date. In addition, each shareholder of the Acquired Fund will have the right to receive any unpaid dividends or other distributions that were declared before the Closing Date with respect to the Class A, Class B or Class C shares of the Acquired Fund held by such shareholder immediately prior to the Closing Date.

   5. The stock transfer books of the Corporation with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter by the Corporation with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Common Stock of the Acquiring Fund issued pursuant to this Plan.

   6. The Closing Date for purposes of this Plan shall be the close of business on July 23, 2004, or at such other time as may be determined by the Board of Directors or an authorized officer of the Corporation.

C.  ACTIONS BY SHAREHOLDERS OF THE ACQUIRED FUND

   Prior to the Closing Date and as a condition thereto, the Board of Directors of the Corporation will call, and the Corporation will hold, a meeting of the shareholders of the Acquired Fund to consider and vote upon:

      1. Approval of this Plan and the implementing charter amendment reclassifying Class A, Class B and Class C shares of Common Stock of the Acquired Fund into Class A, Class B and Class C shares of Common Stock, respectively, of the Acquiring Fund and the transactions contemplated hereby.

      2. Such other matters as may be determined by the Board of Directors of the Corporation.

D.  CONDITIONS OF THE REORGANIZATION

   Consummation of this Plan will be subject to:

      1. The approval of the matters referred to in Article C of this Plan by the shareholders of the Acquired Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Directors of the Corporation; and

      2. The following additional conditions:

          (a) The Corporation will have received opinions of Willkie Farr & Gallagher LLP based upon customary representations and assumptions and to the effect that:

             (i) the shares of the Common Stock of the Acquiring Fund issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be validly issued, fully paid and non-assessable; and

             (ii) for U.S. federal income tax purposes: (A) the transfer to the Acquiring Fund of all of the assets of the acquired fund in exchange solely for shares of the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares to the Shareholders in exchange for their shares of the Acquired Fund ("Acquired Fund Shares") in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (B) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of such Acquiring Fund Shares to the Shareholders in exchange for their Acquired Fund Shares; (C) except for assets that may be revalued as a consequence of the termination of the Acquired Fund's taxable year, the tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the tax basis of such assets of the Acquired Fund immediately prior to the Reorganization; (D) except for assets that may be revalued as a consequence of the termination of the Acquired Fund's taxable year, the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund;
          (E) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (F) no gain or loss will be recognized by the Shareholders upon the receipt of Acquiring Fund Shares in exchange solely for their Acquired Fund Shares pursuant to the Reorganization; (G) the aggregate tax basis of the Acquiring Fund Shares received by a Shareholder will be the same as the aggregate tax basis of such Shareholder's Acquired Fund Shares exchanged therefor; and (H) the holding period of the Acquiring Fund Shares received by a Shareholder will include the holding period during which the Acquired Fund Shares exchanged therefor were held by such Shareholder, provided that at the time of the exchange, the Acquired Fund Shares were held as capital assets in the hands of such Shareholder.

          (b) All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

E.  MISCELLANEOUS

   1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Maryland.

   2. This Plan and the transactions contemplated hereby may be abandoned at any time for any reason prior to the Closing Date upon the vote of a majority of the Board of Directors of the Corporation.

   3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Acquired Fund, the Corporation may, upon authorization by the Board of Directors and with or without the approval of shareholders of the Acquired Fund, amend any of the provisions of this Plan.

   4. The expenses incurred in connection with the Reorganization will be borne by Smith Barney Fund Management LLC.

   5. The Corporation, by consent of its Board of Directors, or an officer authorized by such Board of Directors, may waive any condition to the obligations of the Acquired Fund or the Acquiring Fund hereunder if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

                                                                        ANNEX I

                      SMITH BARNEY ALLOCATION SERIES INC.

                             ARTICLES OF AMENDMENT

   SMITH BARNEY ALLOCATION SERIES INC., a Maryland corporation having its principal office in the City of Baltimore, Maryland (the "Corporation"), certifies to the State Department of Assessments and Taxation that:

      FIRST: The Charter of the Corporation is amended by (i) reclassifying all of the Class A, Class B, and Class C shares of the Corporation's Global Portfolio series ("Global Portfolio") as Class A, Class B and Class C shares of the Corporation's High Growth Portfolio series ("High Growth Portfolio"), and (ii) increasing the aggregate number of authorized shares of the High Growth Portfolio by 600,000,000 shares.

      SECOND: Upon effectiveness of these Articles of Amendment:

          (a) All of the assets and liabilities belonging to the Corporation's Global Portfolio and attributable to its Class A, Class B and Class C shares of Common Stock, respectively, shall be conveyed, transferred and delivered to the Corporation's High Growth Portfolio, and shall thereupon become and be assets and liabilities belonging to the High Growth Portfolio and attributable to its Class A, Class B and Class C shares of Common Stock, respectively.

          (b) Each of the issued and outstanding Class A, Class B and Class C shares of Common Stock (and fractions thereof), respectively, of the Corporation's Global Portfolio will automatically, and without the need of any further act or deed, be reclassified and changed to that number of full and fractional issued and outstanding shares of Class A, Class B and Class C shares of Common Stock of the Corporation's High Growth Portfolio having an aggregate net asset value equal to the aggregate net asset value of a Class A, Class B or Class C share of Common Stock (and fractions thereof), respectively, of the Corporation's Global Portfolio being reclassified and changed, such net asset values to be determined as of the close of regular trading on the New York Stock Exchange on the effective date of these Articles of Amendment.

          (c) Each unissued Class A, Class B, Class C, Class Y and Class Z share of Common Stock (or fraction thereof) of the Corporation's Global Portfolio will automatically, and without the need for any further act or deed, be reclassified and changed to such number of unissued Class A, Class B, Class C, Class Y and Class Z shares of Common Stock (or fractions thereof), of the Corporation's High Growth Portfolio as shall result, as of the effective time of these Articles of Amendment and as a result hereof, in the total number of unissued shares of the Corporation's High Growth Portfolio being increased by 600,000,000 shares less the number of issued and outstanding shares of Common Stock of the Corporation's High Growth Portfolio resulting from paragraph (b) of this Article SECOND.

          (d) Open accounts on the share records of the Corporation's High Growth Portfolio shall be established representing the appropriate number of the Corporation's Global Portfolio shares of Common Stock of the appropriate class deemed to be owned by each such stockholder as a result of the reclassification.

      THIRD: This amendment does not increase the authorized capital stock of the Corporation or the aggregate par value thereof. This amendment reclassifies and changes the 600,000,000 authorized shares of the Corporation's Global Portfolio to 600,000,000 additional authorized shares of the Corporation's High Growth Portfolio but does not amend the description of any class of stock as set forth in the Charter. As a result of this amendment, the Corporation is authorized to issue up to 1,200,000,000 shares of each of the Class A, Class B, Class C, Class Y and Class Z Common Stock of the High Growth Portfolio less, at any time, the total number of shares of all other classes of Common Stock of the High Growth Portfolio then issued and outstanding. The shares of the High Growth Portfolio and of each class of the High Growth Portfolio shall have all of the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such Portfolio and such class as set forth in the Charter of the Corporation.

      FOURTH: This amendment has been duly authorized and advised by the Board of Directors of the Corporation and approved by the stockholders of the Corporation entitled to vote thereon.

      FIFTH: These Articles of Amendment shall be effective as of           ,
   2004 at 5:00 p.m.

   IN WITNESS WHEREOF, SMITH BARNEY ALLOCATION SERIES INC. has caused these Articles of Amendment to be signed in its name and on its behalf by its
President, and witnessed by its Assistant Secretary, as of the     day of
      , 2004.

   WITNESS:

                                          SMITH BARNEY ALLOCATION SERIES INC.


By:                                     By:
    ----------------------------------      ---------------------------------
          Name: Barbara Allen                     Name: R. Jay Gerken
      Office: Assistant Secretary                  Office: President

   THE UNDERSIGNED, R. Jay Gerken, President of Smith Barney Allocation Series Inc., who executed on behalf of the Corporation the foregoing Articles of Amendment of which this certificate is made a part, hereby acknowledges in the name and on behalf of said Corporation the foregoing Articles of Amendment to be the corporate act of said Corporation and hereby certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the authorization and approval thereof are true in all material respects under the penalties of perjury.


                                                  ------------------------------
                                                       Name: R. Jay Gerken
                                                        Office: President

                                    PART B

        INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL INFORMATION

                   SUBJECT TO COMPLETION, DATED APRIL 13, 2004

                       STATEMENT OF ADDITIONAL INFORMATION

                                125 Broad Street

                            New York, New York 10004
                                 1-800-451-2010

                       RELATING TO THE ACQUISITION BY THE
                  HIGH GROWTH PORTFOLIO (THE "ACQUIRING FUND"),
                 A SERIES OF SMITH BARNEY ALLOCATION SERIES INC.
                              ("ALLOCATION SERIES")
                                  OF THE ASSETS
                 OF THE GLOBAL PORTFOLIO (THE "ACQUIRED FUND"),
                       ALSO A SERIES OF ALLOCATION SERIES.

                               Dated: May __, 2004

              This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of the Acquired Fund, a series of Allocation Series, to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

       1. The Statement of Additional Information for the Acquiring Fund and the Acquired Fund, dated May 30, 2003.

       2. Annual Reports of the Acquiring Fund and the Acquired Fund for the year ended January 31, 2004.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated May __, 2004, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

         The Annual Reports of the Acquiring Fund and the Acquired Fund for the year ended January 31, 2004, including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call 1-800-451-2010.

                         PRO FORMA FINANCIAL STATEMENTS

         Because the net asset value of the Acquired Fund is less than 10% of the Acquiring Fund's net asset value, pro forma financial statements are not required to be and have not been prepared for inclusion in the Statement of Additional Information filed in connection with the Reorganization.

 THE ANNUAL REPORTS OF THE ACQUIRING FUND AND ACQUIRED FUND, EACH DATED JANUARY
  31, 2004, AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING FUND AND ACQUIRED FUND, EACH DATED MAY 30, 2003 ARE INCORPORATED BY
    REFERENCE TO THE MOST RECENT FILINGS THEREOF BY SMITH BARNEY ALLOCATION

                                     PART C

                                OTHER INFORMATION

         ITEM 15. INDEMNIFICATION -- Reference is made to the Registrant's Articles of Incorporation, dated August 10, 1995. Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Travelers Investment Adviser, Inc. (Registrant's Adviser) and affiliated investment companies. The response to this item is further incorporated by reference to the Registration Statement filed on January 23, 1996.

         ITEM 16. EXHIBITS

         1(a) Articles of Incorporation of the Registrant is incorporated by reference to Registrant's Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the "Registration Statement").

         1(b) Articles Supplementary to the Articles of Incorporation of the Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 ("Post-Effective Amendment No. 4").

         1(c) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 2, 1998 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed on June 1, 1999 ("Post-Effective Amendment No. 16").

         1(d) Articles of Amendment to the Articles of Incorporation of the Registrant dated June 4, 1998 is incorporated by reference to Post-Effective Amendment No. 16.

         1(e) Articles of Amendment to the Articles of Incorporation of the Registrant dated September 13, 2000 is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement as filed on April 24, 2001 ("Post-Effective Amendment No. 18").

         1(f) Articles of Amendment to the Articles of Incorporation of the Registrant dated February 15, 2001 is incorporated by reference to Post-effective Amendment No. 18.

         1(g) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 9, 2001 is incorporated by reference to Post-Effective Amendment No. 18.

         1(h) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 24, 2001 is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed on May 30, 2001 ("Post-Effective Amendment No. 19").

         2(a) Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

         2(b) Form of Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed on April 30, 2003 ("Post-Effective Amendment No. 22").

         3      Not applicable.

         4 Form of Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

         5 Registrant's forms of stock certificates for shares of the High Growth Portfolio are incorporated by reference to the Registration Statement.

         6(a) Form of Asset Allocation and Administration Agreement between the Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement as filed on May 30, 2002 ("Post-Effective Amendment No. 21") for each of the following:

                (i)    High Growth Portfolio

                (ii)   Growth Portfolio

                (iii)  Balanced Portfolio

                (iv)   Conservative Portfolio

                (v)    Income Portfolio

                (vi)   Global Portfolio

         6(b) Form of Asset Allocation and Administration Agreement between the Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:

                (i)    Select High Growth Portfolio

                (ii)   Select Growth Portfolio

                (iii)  Select Balanced Portfolio

                (iv)   Select Conservative Portfolio

                (v)    Select Income Portfolio

         7(a) Form of the Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Registration Statement.

         7(b) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.

         7(c) Form of Participation Agreement between the Registrant and Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

         7(d) Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

         7(e) Form of Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 16.

         7(f) Distribution Agreement, dated June 5, 2000, between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement as filed on May 29, 2003 ("Post-Effective Amendment No. 23").

         8      Not applicable.

         9 Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company, a Massachusetts trust company, is incorporated by reference to Post-Effective Amendment No. 21.

         10(a) Form of Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

         10(b) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 16.

         10(c) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 19.

         11(a) Opinion and Consent of Willkie Farr and Gallagher LLP as to the legality of the securities being registered is filed herewith.

         11(b) Opinion and Consent of Venable LLP as to the legality of the securities being registered is filed herewith.

         12 Form of Opinion of Willkie Farr and Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

         13(a) Form of Transfer Agency and Service Agreement between the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to the Registration Statement.

         13(b) Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholders Services is incorporated by reference to the Registration Statement.

         13(c) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Travelers Bank and Trust, Fsb (f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 19.

         13(d) Sub-Transfer Agency Agreement dated October 1, 1999 between the Travelers Bank and Trust, Fsb (f/k/a Smith Barney Private Trust Company) and PFPC Global Fund Services is incorporated by reference to the Post-Effective Amendment No. 19.

         14     Consent of KPMG LLP is filed herewith.

         15     Not applicable.

         16 Powers of Attorney are filed herewith on the signature page to this Registration Statement on Form N-14.

         17(a)  Form of proxy card is filed herewith.

         17(b) Annual Report of Registrant, dated January 31, 2004, is incorporated herein by reference.

         17(c) Prospectus and statement of additional information of Registrant, dated May 30, 2003, are incorporated herein by reference.

         17(d) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A as filed May 26, 2000. (Securities Act File No. 33-64457)

         ITEM 17. UNDERTAKINGS

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 13 day of April, 2004.

                                     SMITH BARNEY ALLOCATION SERIES INC.

                                     By: /s/ R. Jay Gerken
                                         ---------------------------------------
                                         R. Jay Gerken
                                         Chairman of the Board, President and
                                         Chief Executive Officer

                                POWER OF ATTORNEY

Each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken with full power to act, as his or her agent and attorney-in-fact for the purpose of executing his or her name, in his or her capacity as a Director of the Smith Barney Allocation Series Inc., on all amendments to the registration statement on Form N-14 to be filed with the United States Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

         Signature                             Title                  Date

    /s/ R. JAY GERKEN                 President and Chief        April 13, 2004
--------------------------------      Executive Officer
       (R. Jay Gerken)

    /s/ R. JAY GERKEN                 Director; Chairman of      April 13, 2004
--------------------------------      the Board
        R. Jay Gerken


     /s/ KAPREL OZSOLAK               Controller                 April 13, 2004
--------------------------------
         Kaprel Ozsolak


    /s/ H. JOHN ELLIS                 Director                   April 13, 2004
--------------------------------
        H. John Ellis

    /s/ ARMON E. KAMESAR              Director                   April 13, 2004
--------------------------------
        Armon E. Kamesar

                                      Director
--------------------------------
        Stephen E. Kaufman


    /s/ JOHN J. MURPHY                Director                   April 13, 2004
--------------------------------
        John J. Murphy

       EXHIBITS
       11(a) Opinion and Consent of Willkie Farr and Gallagher LLP as to the legality of the securities being registered.

       11(b) Opinion and Consent of Venable LLP as to the legality of the securities being registered.

       12 Form of Opinion of Willkie Farr and Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the prospectus.

       14     Consent of KPMG LLP.

       16     Powers of Attorney*.

       17(a)  Proxy Card.


*Included on signature page to this Registration Statement.